                       OPPENHEIMER DISCOVERY FUND
                Supplement dated January 13, 2003 to the
                  Statement of Additional Information
                           Dated November 22, 2002

1.    Effective  December 31, 2002, Mr. Leon Levy resigned as a Trustee of the
   Fund  and Mr.  Clayton  Yeutter  was  elected  as  Chairman  of the  Board,
   effective  January  1,  2003.   Therefore,   the  Statement  of  Additional
   Information  is revised by deleting the  biography  for Mr. Levy on page 23 and by adding the following to Mr.  Yeutter's  biography:  "Chairman of the
   Board of Trustees."

2. In the  Trustee  compensation  table on page 29,  the  title of  "Chairman"
   after Mr.  Levy's name is deleted and the title of  "Chairman" is added after
   Mr. Yeutter's name.  In addition,  the following  footnote is added following Mr. Levy's name and following Mr. Yeutter's name:

            7. Effective January 1, 2003, Clayton Yeutter became
                Chairman of the Board of Trustees of the Board
                I Funds upon the retirement of Leon Levy.

January 13, 2003                                            500PX014